STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 9 — STOCK-BASED COMPENSATION

During the six months ended June 30, 2016, the Board of Directors granted non-qualified options to employees and consultants of the Company under the Company’s Equity Incentive Plan (“Plan”) to acquire 1,425,000 shares of PetroShare’s common stock.

A summary of activity under the Plan through June 30, 2016 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Remaining Contractual Term (Years)
Outstanding, December 31, 2015	2,275,000	$0.33	6.50

Exercisable, December 31, 2015	2,200,000	$0.30	6.72

Granted	1,425,000	0.97	5.5
Exercised	—	—	—
Forfeited	—	—	—

Outstanding, June 30, 2016	3,700,000	$0.58	6.53
Exercisable, June 30, 2016	2,600,000	$0.42	6.09

Activity under the Plan for the six months ended June 30, 2016 is as follows:

On January 28, 2016, the Company issued 875,000 options to purchase its common stock in connection with the employment of its Chief Operating Officer. The options are exercisable at a price of $1.00 per share and expire on December 31, 2022. The option vests as follows: (i) 125,000 upon the date of grant, and (ii) 750,000 on January 1, 2017, provided that the optionee has been continuously employed by the Company up to that date. The options are subject to the terms and conditions of the Plan and a stock option agreement.

On April 12, 2016, the Company issued 250,000 options to purchase its common stock in connection with the hiring of the Company’s Vice President of Land.  The option vests as follows: (i) 50,000 on the date of grant; (ii) 100,000 on April 15, 2017; and (iii) 100,000 on April 15, 2018, provided that the optionee has been continuously employed by the Company up to each vesting date.  The options are exercisable at a price of $0.80 per share and expire on April 15, 2021. The options are subject to the terms and conditions of the Plan and a stock option agreement.

On May 4, 2016, the Company issued 50,000 options to purchase its common stock in connection with the addition and appointment of two members of the Company’s the Board of Directors (Note 11).  The options vested on the date of the grant.  The options are exercisable at a price of $1.10 per share and expire on December 31, 2022. The options are subject to the terms and conditions of the Plan and a stock option agreement.

The fair value of each share-based award was estimated on the date of the grant using the Black-Scholes pricing model that incorporates key assumptions including volatility, dividend yield and risk-free interest rates. As PetroShare’s common stock has limited historical trading data, the expected stock price volatility is based primarily on the historical volatility of a group of publicly-traded companies that share similar operating metrics and histories.  The expected term of the awards represents the period of time that management anticipates awards will be outstanding. As there was insufficient historical data available to ascertain a forfeiture rate, the plain vanilla method was applied in calculating the expected term of the options. The risk-free rates for the periods within the contractual life of the options are based on the US Treasury bond rate in effect at the time of the grant for bonds with maturity dates at the expected term of the options. PetroShare has never paid dividends on its common stock and currently does not intend to do so, and as such, the expected dividend yield is zero. Compensation expense related to stock options was recorded net of estimated forfeitures, which for options remaining at December 31, 2016, the Company expects no additional forfeitures.

The table below summarizes assumptions utilized in the Black-Scholes pricing model for six-month period ended:

June 30, 2016
Expected option term — years	1.5 – 2.5
Weighted-average risk-free interest rate	1.22 - 1.31%
Expected dividend yield	0
Weighted-average volatility	201 - 214%
Forfeiture rate	0

During the three and six months ended June 30, 2016, the Company recorded share-based compensation of $336,728 and $681,188, respectively, related to options issued through the Plan. No share-based compensation related to stock options was recorded in the comparable prior periods. Unvested share-based compensation at June 30, 2016 amounted to $471,389. The Company recorded share-based compensation of $33,291 for the three and six months ended June 30, 2016 related to common stock issued to Directors of the Company (Notes  and 9).

NOTE 9—STOCK BASED COMPENSATION

        During the year ended December 31, 2015, the Board of Directors granted non-qualified options to employees and consultants of the Company under the Company's Equity Incentive Plan ("Plan") to acquire 275,000 of PetroShare's common stock. The options are exercisable at $1.00 and expire three years from the date of grant.

        A summary of activity under the Plan for the years ended December 31, 2015 and 2014 is as follows:

	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Term (Years)
Outstanding Options, December 31, 2013	2,000,000	$0.25	8.96
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—

Outstanding, December 31, 2014	2,000,000	$0.25	7.96

Exercisable, December 31, 2014	2,000,000	$0.25	7.96

Outstanding Options, December 31, 2014	2,000,000	$0.25	7.96
Granted	275,000	1.00	2.90
Exercised	—	—	—
Forfeited	—	—	—

Outstanding, December 31, 2015	2,275,000	$0.33	6.50

Exercisable, December 31, 2015	2,200,000	$0.30	6.72

        The fair value of each share-based award was estimated on the date of the grant using the Black-Scholes pricing model that incorporates key assumptions including volatility of 158%-188%, dividend yield of 0%, and risk free interest rates of 0.70%-1.23%. As PetroShare's common stock has limited historical trading data, the expected stock price volatility is based on the historical volatility of a group of publicly traded companies that share similar operating metrics and histories. The expected term of the awards represents the period of time that management anticipates awards to be outstanding. As there was insufficient historical data available to ascertain a forfeiture rate, the plain vanilla method was applied in calculating the expected term of the options. The risk-free rate for the periods within the contractual life of the options are based on the US Treasury bond rate in effect at the time of the grant for bonds with maturity dates at the expected term of the options. PetroShare has never paid dividends on its common stock and currently does not intend to do so, and as such, the expected dividend yield is zero.

        In connection with the issuance of the options to purchase its common stock, PetroShare recorded share-based compensation of $191,205 and $nil for the years ended December 31, 2015 and 2014, respectively. Unvested share based compensation amounted to $60,510 and $nil for the years ended December 31, 2015 and 2014, respectively.

        Subsequent to December 31, 2015, the Company issued 1,125,000 options to purchase its common stock at an exercise price of $1.00 in connection with (1) the appointment of its Chief Financial Officer (250,000 options) and (2) the execution of an employment agreement with its Chief Operating Officer (875,000 options). (See Notes 11 and 12)